Property and Equipment (Integrated Medicine and Chiropractic Regeneration Center PSC)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Property and Equipment

Note 6 – Property and Equipment

Property and equipment consisted of the following at December 31:

	Estimated	December 31		September 30
	Useful Life in Years	2017	2016	2018
				(unaudited)

Land and Building	40	$-	$-	$1,175,000
Leasehold improvements	Shorter of asset or lease term	254,515	-	1,424,904
Medical equipment	5	242,899	-	747,632
Construction in Progress		-	-	-
Physical therapy equipment	5	90,337	-	246,207
Office furniture and fixtures	7	2,431	-	44,934
Computers	1.5	9,539	-	20,837
Office equipment	5	-	-	16,336
Signs	5	-	-	19,590
Chiropractic equipment	5	8,965	-	8,965
Vehicles	3	-	-	2,250
Total property and equipment		608,686	-	3,706,656
Less: accumulated depreciation		(65,895)	-	(286,522)
Total property and equipment, net		$542,791	$-	$3,420,134

In March 2018, the Company purchased real estate in Lexington Kentucky for the development of an IMAC facility for approximately $1.2 million. The Company funded the purchase with a short term loan which will be replaced with a 15-year mortgage commitment.

Depreciation was $65,895 and $0 for the years ended December 31, 2017 and 2016 and $220,628 (unaudited) and $36,422 (unaudited) for the nine months ended September 30, 2018 and 2017.

Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Property and Equipment

Note 5 – Property and Equipment

Property and equipment consisted of the following at March 31, 2018 (unaudited) and December 31, 2017:

	Estimated
	Useful Life in Years	2018	2017
		(unaudited)

Computers	3	$23,015	$23,015
Machinery and equipment	5	797,608	792,988
Office equipment	5	36,328	36,328
Office furniture and fixtures	5	56,448	56,449
Rehab equipment	5	196,428	196,427
Vehicles	3	6,000	6,000
Leasehold improvements	Shorter of asset or lease term	468,146	468,146
Total property and equipment		1,583,973	1,579,353
Less: accumulated depreciation		(930,307)	(870,555)
Total property and equipment, net		$653,666	$708,798

Depreciation and amortization was $59,752 (unaudited) and $29,271(unaudited) for the three months ended March 31, 2018 and 2017, respectively.

Note 5 – Property and Equipment

	Estimated
	Useful Life in Years	2017	2016

Land	-	$-	$172,379
Building	40	-	695,931
Computers	3	23,015	23,015
Machinery and equipment	5	792,988	667,780
Office equipment	5	36,328	18,067
Office furniture and fixtures	5	56,448	56,448
Rehab equipment	5	196,427	103,089
Vehicles	3	6,000	6,000
Leasehold improvements	Shorter of asset or lease term	468,146	105,707
Total property and equipment		1,579,352	1,848,416
Less: accumulated depreciation		(870,555)	(742,684)
Total property and equipment, net		$708,797	$1,105,732

Depreciation and amortization was $197,945 and $139,614 for the years ended December 31, 2017 and 2016, respectively.